Segment, Product and Geographic Information - Carrying values of the Company's tangible long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property, plant and equipment	$ 132,074	$ 138,938
Taiwan [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	128,941	136,986
U.S. [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,413	730
China [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	878	803
Korea [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	524	95
Israel [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	167	265
Japan [Member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ 151	$ 59